Merger and Reverse Recapitalization - Schedule of Reconciles the elements of the Merger to the Consolidated Statement of Cash Flow and Stockholders Equity (Details) $ in Thousands	12 Months Ended
Jun. 30, 2021 USD ($) shares
Business Acquisition [Line Items]
Less: transaction costs and advisory fees paid	$ (3,739)
Net contributions from merger and PIPE financing	$ 248,691
Net contributions from merger and PIPE financing, share | shares	33,633,355
PIPE Investment [Member]
Business Acquisition [Line Items]
Cash -net of redemptions	$ 100,000
Net contributions from merger and PIPE financing, share | shares	10,000,000
BCAC [Member]
Business Acquisition [Line Items]
Cash -net of redemptions	$ 178,942
Non-cash net liabilities assumed from BCAC	(579)
Less: transaction costs and advisory fees paid	$ (25,933)
Net contributions from merger and PIPE financing, share | shares	23,633,355